FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

3.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following fair value measurement table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis and the fair value hierarchy of the valuation (in thousands):

	December 31, 2025
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Senior Secured Note (unpaid principal of $15,000)	$5,448	$-	$-	$5,448
Warrant Liabilities	7,842	-	-	7,842
Total	$13,290	$-	$-	$13,290

	December 31, 2024
Category Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative Liability	$6,759	$-	$-	$6,759
Total	$6,759	$-	$-	$6,759

The December 31, 2024, derivative liabilities relate to the embedded redemption features in connection with the convertible promissory notes. The fair value of the embedded redemption features at issuance of the convertible promissory notes and each reporting period was estimated based on significant inputs not observable in the market, which represent Level 3 measurements within the fair value hierarchy. The Company used a scenario-based model (“SBM”) and a discounted cash flow method to incorporate estimates and assumptions concerning its prospects and market indications into a model to estimate the value of the derivative liability. An SBM considers a range of various potential scenario outcomes assumed to occur with associated probabilities. Cash flow outcomes are then discounted to present value to estimate fair value. The most significant estimates and assumptions used as inputs in the SBM valuation technique impacting the fair value of the embedded redemption features are the timing and probability of a successful financing or IPO, maturity, qualified financing or change of control scenario outcomes. The calculated payments due to the holders of the convertible promissory notes were calculated with and without the embedded redemption feature and discounted to present value. The discounted cash flows were calculated using a discount rate at the issuance dates and at the reporting date, based on an assessment of the Company’s credit position and market yields of companies with similar credit risk at the date of each valuation.

The significant unobservable inputs that are included in the valuation of derivative liabilities at issuance and as of December 31, 2025 and 2024, are as follows:

Input Range
	December 31, 2025	December 31, 2024
Significant Unobservable Inputs:
Discount rate	18.7% - 25.0%	18.7% - 25.0%
Expected term (in years)	0.1 - 0.6	0.3 - 0.9
Probability scenarios:
Successful financing/IPO	27.6% - 98%	27.6% - 63.9%
Maturity	0% - 20%	16% - 65.5%
Qualified Financing	0% - 3.4%	0% - 3.4%
Change of Control	0% - 3.4%	0% - 3.4%

The following table provides a rollforward of the aggregate fair values of the derivative liability (in thousands):

Embedded Derivative
Balance as of December 31, 2023	$-
Initial fair value of derivative liabilities at issuance	2,468
Change in fair value	4,291
Balance as of December 31, 2024	$6,759
Initial fair value of derivative liabilities at issuance	4,447
Change in fair value	7,040
Derecognition of derivative liability	(18,246)
Balance as of December 31, 2025	$-

The fair value of the Senior Secured Note at issuance and as of December 31, 2025, has been determined using a discounted cash flow model. The fair value of the warrant liabilities at issuance and as of December 31, 2025, was measured using a Monte Carlo simulation model.

The significant unobservable inputs that are included in the valuation model of the Senior Secured Note and warrants at issuance and at December 31, 2025, are as follows:

Input Range
December 31, 2025
	Senior Secured Note	Warrants
Significant Unobservable Inputs:
Discount rate	25% - 25.1%	-
Tern to expiration (in years)	2.99 - 3.0	4.99-5.0
Calibration discount	61.5%	-
No exercise window (in years)	-	0.19 - 0.21
Volatility	-	82.4% - 82.5%
Risk-fee rate	-	3.65%

The following table provides a rollforward of the aggregate fair values of the senior secured note and warrant liabilities (in thousands):

	Senior Secured Note	Warrant Liabilities
Balance as of December 31, 2024	$-	$-
Initial fair value at issuance	5,437	8,870
Change in fair value	11	(1,028)
Balance as of December 31, 2025	$5,448	$7,842

The Company has certain non-financial assets, primarily intangible assets and goodwill, which are measured at fair value on a nonrecurring basis and are adjusted to fair value only to the extent that an impairment charge is recognized. The Company estimates the fair value of these assets using primarily unobservable inputs; therefore, these are considered Level 3 fair value measurements.